UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $6,511 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ashford Hospitality Trust Inc  Common Stock     044103109       90     9000 SH       SOLE                     9000
BankAmerica Corp.              Common Stock     060505104      151     3000 SH       SOLE                     3000
Burlington Northern Inc.       Common Stock     12189T104       81     1000 SH       SOLE                     1000
Centex Corp.                   Common Stock     152312104       80     3000 SH       SOLE                     3000
Double Hull Tankers            Common Stock     Y21110104      223    15000 SH       SOLE                    15000
Eli Lilly & Co.                Common Stock     532457108      114     2000 SH       SOLE                     2000
Energy Partners LTD            Common Stock     29270U105       59     4000 SH       SOLE                     4000
Ishares MSCI Brazil Free Indx  Common Stock     464286400      368     5000 SH       SOLE                     5000
Ishares MSCI Emerging Markets  Common Stock     464287234     1046     7000 SH       SOLE                     7000
Ishares Tr China 25 Index Fund Common Stock     464287184      360     2000 SH       SOLE                     2000
Kansas City Southern           Common Stock     485170302      161     5000 SH       SOLE                     5000
KKR Private Equity Investors   Common Stock     9999271D0      230    11800 SH       SOLE                    11800
Level Three Communications     Common Stock     52729N100       46    10000 SH       SOLE                    10000
Limited Brands Inc.            Common Stock     532716107      229    10000 SH       SOLE                    10000
Microsoft Corp                 Common Stock     594918104      177     6000 SH       SOLE                     6000
Norfolk Southern Corp          Common Stock     655844108      104     2000 SH       SOLE                     2000
Nymex Holdings Inc             Common Stock     62948N104      130     1000 SH       SOLE                     1000
Oil SVC Holdrs TR Depository R Common Stock     678002106     1515     7900 SH       SOLE                     7900
Pentair Inc.                   Common Stock     709631105      100     3000 SH       SOLE                     3000
Webs Index - Japan             Common Stock     464286848      429    30000 SH       SOLE                    30000
Wynn Resorts                   Common Stock     983134107      709     4500 SH       SOLE                     4500
YRC Worldwide Inc.             Common Stock     984249102      109     4000 SH       SOLE                     4000